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                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co. IV, L.L.C.
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Address:  2490 Sand Hill Road, Suite 200, Menlo Park, CA 94025__________________

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Form 13F File Number:  _________________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

February 12, 2002_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        None
                                                --------------

Form 13F Information Table Entry Total:                      6
                                                --------------

Form 13F Information Table Value Total:                 50,156
                                                --------------
                                                    (thousands)

List of Other Included Managers:                          None


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

                                            FORM 13F INFORMATION TABLE


                                                                                                             Voting Authority

                            Title                     Value       Shares/  Sh/ Put/  Invstmt   Other         ----------------
Name of Issuer            of class         CUSIP     (x$1000)     PrnAmt   Prn Call  Dscretn  Managers      Sole      Shared   None
--------------            --------         -----     --------     ------   --- ----  -------  --------      ----      ------   ----
Ashford.com, Inc.          Common        044093102         75     278,227   SH       Sole                    278,227       0      0
BEA Systems                Common        073325102        137       8,865   SH       Sole                      8,865       0      0
E-Loan, Inc.               Common        26861P107      2,453   1,333,333   SH       Sole                  1,333,333       0      0
Equinix                    Common        29444U106        333     114,658   SH       Sole                    114,658       0      0
Galyan's Trading Co Inc.   Common        36458R101      8,084     567,684   SH       Sole                    567,684       0      0
Loudcloud Inc.             Common        545735102     39,075   9,215,712   SH       Sole                  9,215,712       0      0

                                           ---------------------------------------
                                             TOTAL     50,156
